Marketable Securities and Other Short-term Investments - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about marketable securities and other short term investments [line items]
Dividends received	$ 2,385,559	$ 5,740,092	$ 1,645,712
Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of information about marketable securities and other short term investments [line items]
Other short-term investments	12,438,019	13,393,646
Investment pre-tax gain		11,988,038
Changes in fair value of investment	622,424	(6,673,731)
Dividends received	2,370,559	5,740,092	$ 1,645,712
Market securities and other short term investments [member] | Investments accounted for using equity method Koninklijke KPN [member]
Disclosure of information about marketable securities and other short term investments [line items]
Available for sale investment	46,682,657	41,463,511
Other short-term investments	$ 12,438,019	$ 13,393,646